STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9%
Alabama - 1.1%
Alabama 21st Century Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2021	1,240,000	1,269,376
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2036	7,500,000	9,404,475
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2037	10,000,000	13,582,100
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000	5,902,950
				30,158,901
Arizona - 2.7%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	2,253,240
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,306,780
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	1,177,479
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	1,109,480
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2026	600,000	606,948
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2029	675,000	674,082
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2028	1,000,000	1,004,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Arizona - 2.7% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2025	650,000	658,340
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2027	525,000	528,806
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2027	5,000,000	6,316,850
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	10,000,000	12,276,400
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2029	5,000,000	6,365,300
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2035	6,000,000	7,410,300
Mesa Utility System, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2033	5,000,000	5,507,150
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	10,000,000	11,258,600
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2025	4,500,000	5,153,175
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2026	3,700,000	4,391,493
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2027	2,750,000	3,362,012
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2026	300,000	366,747
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2025	305,000	361,205
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2027	250,000	313,540
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2029	400,000	523,488
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2028	345,000	443,346
				73,368,861
California - 12.0%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	10/1/2035	2,050,000	2,438,311

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
California - 12.0% (continued)
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,753,440
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,750,000	1,914,325
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2035	2,485,000	2,720,752
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2035	10,000,000	11,640,600
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	11,029,900
California, GO	4.00	11/1/2041	2,000,000	2,281,260
California, GO	5.25	9/1/2029	10,000,000	11,324,200
California, GO	5.25	10/1/2039	5,000,000	6,060,300
California, GO, Refunding	3.00	10/1/2033	5,000,000	5,713,000
California, GO, Refunding	4.00	9/1/2031	10,000,000	11,838,800
California, GO, Refunding	5.00	10/1/2029	5,000,000	6,129,350
California, GO, Refunding	5.00	12/1/2023	2,500,000	2,854,800
California, GO, Refunding	5.00	4/1/2031	9,900,000	13,179,672
California, GO, Refunding	5.00	10/1/2025	5,000,000	6,129,800
California, GO, Refunding	5.00	12/1/2023	12,500,000	14,274,000
California, GO, Refunding	5.00	4/1/2033	5,000,000	5,719,600
California, GO, Ser. A	2.38	10/1/2026	14,725,000	16,060,410
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	500,000	664,930
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	500,000	649,560
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2026	400,000	497,236
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2027	600,000	764,034
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	350,000	473,151
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	350,000	468,304
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000	397,296

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
California - 12.0% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000	327,700
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000	6,359,969
California Health Facilities Financing Authority, Revenue Bonds (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	11/15/2047	1,120,000	1,256,102
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000	7,420,165
California Health Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph Health System Obligated Group) Ser. A	5.00	7/1/2033	10,000,000	11,080,600
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	4.00	10/1/2045	8,275,000	9,401,807
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2028	1,200,000	1,473,432
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2029	4,000,000	5,000,640
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2027	3,000,000	3,608,220
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2025	4,310,000	4,889,781
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2026	3,020,000	3,535,303
Evergreen School District, GO	4.00	8/1/2041	5,000,000	5,603,150
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	9,080,000	10,049,835
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2033	1,000,000	1,237,720
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2032	5,000,000	6,220,500
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2029	3,500,000	4,323,935

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
California - 12.0% (continued)
Long Beach Unified School District, GO, Ser. A	4.00	8/1/2038	10,300,000		11,861,892
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2024	1,080,000		1,245,067
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,844,250
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,480,027
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2023	825,000		915,577
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	9,060,000		11,139,270
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[a]	3,217,080
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2026	1,060,000		1,341,854
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2025	1,300,000		1,589,315
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2024	1,000,000		1,175,200
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2034	400,000		473,332
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2035	420,000		495,760
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2026	295,000		347,976
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2033	385,000		458,192
Port of Oakland, Revenue Bonds, Refunding, Ser. O	5.00	5/1/2023	1,875,000		1,910,944
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	5,000,000	[b]	5,631,350
Sacramento County Sanitation Districts Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B, 3 Month LIBOR x.67 +.53%	0.70	12/1/2035	10,000,000	[c]	9,540,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
California - 12.0% (continued)
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, 3 Month LIBOR x.67 +.55%	0.72	6/1/2034	8,000,000	[c]	7,564,480
San Francisco City & County, COP, Refunding (Moscone Convention Center Expansion Project) Ser. B	4.00	4/1/2037	7,000,000		7,919,800
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000		5,028,187
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	5,045,000		6,326,480
San Francisco Community College District, GO, Refunding	5.00	6/15/2029	5,000,000		5,970,450
Southern California Public Power Authority, Revenue Bonds (Apex Power Project) Ser. A	5.00	7/1/2033	3,380,000		3,893,287
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	1,000,000		1,289,580
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000		655,000
University of California, Revenue Bonds, Refunding (Limited Project) Ser. I	5.00	5/15/2030	11,000,000		13,113,210
				325,193,850
Colorado - 1.5%
Colorado Energy Public Authority, Revenue Bonds	6.13	11/15/2023	3,500,000		3,852,765
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B	5.00	8/1/2025	5,000,000		5,829,150
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	4,650,000		5,235,109
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	4,820,000		5,349,525
Denver City & County Airport System, Revenue Bonds, Ser. A	5.00	11/15/2033	5,000,000		5,500,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Colorado - 1.5% (continued)
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,450,000	1,656,176
Regional Transportation District, COP, Refunding	5.00	6/1/2031	1,710,000	2,241,468
Regional Transportation District, COP, Refunding	5.00	6/1/2030	3,000,000	3,965,430
University of Colorado, Revenue Bonds, Refunding (Green Bond) Ser. C	2.00	10/15/2024	5,500,000	5,809,320
				39,438,943
Connecticut - 1.4%
Connecticut, GO, Refunding, Ser. A	4.50	3/15/2033	3,700,000	4,194,098
Connecticut, GO, Ser. B	4.00	6/15/2030	3,000,000	3,385,800
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2028	1,070,000	1,322,178
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2030	7,055,000	8,642,093
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2032	1,250,000	1,667,613
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2031	2,000,000	2,690,500
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2027	3,400,000	4,317,014
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2028	5,000,000	6,485,850
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Connecticut College) Ser. H1	5.00	7/1/2021	1,045,000	[b] 1,074,145
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,886,424
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	1,745,000	1,894,529
				37,560,244
Delaware - .3%
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000	1,132,940
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000	1,639,140
University of Delaware, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	5,440,000	[b] 6,067,069
				8,839,149

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
District of Columbia - 1.9%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000		3,623,136
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000		6,982,714
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000		5,852,377
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2037	1,010,000		1,200,183
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	15,910,000		20,207,768
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2036	1,250,000		1,438,050
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2038	1,000,000		1,143,150
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2037	1,650,000		1,891,329
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2023	4,250,000		4,411,202
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2024	3,070,000		3,185,125
				49,935,034
Florida - 4.6%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2026	5,000,000		6,076,900
Florida Department of Transportation Turnpike System, Revenue Bonds, Refunding, Ser. C	4.50	7/1/2040	8,710,000		9,494,248
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000		1,156,930
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Health System Obligated Group) (LOC; TD Bank NA) Ser. D	0.11	11/15/2042	1,100,000	[d]	1,100,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Florida - 4.6% (continued)
Jacksonville, Revenue Bonds, Refunding (Better Jacksonville)	5.00	10/1/2021	2,500,000	2,597,375
Lee County Airport, Revenue Bonds, Refunding, Ser. A	5.50	10/1/2024	5,000,000	5,163,950
Lee County Airport, Revenue Bonds, Refunding, Ser. A	5.50	10/1/2023	3,565,000	3,681,647
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	5,000,000	5,975,650
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	10,110,000	12,061,634
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	3,000,000	3,591,690
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2033	5,150,000	6,152,241
Orange County Convention Center, Revenue Bonds, Refunding	4.00	10/1/2031	5,000,000	5,584,800
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000	3,621,750
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2026	3,000,000	3,719,070
Orange County School Board, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000	11,983,300
Palm Beach County School District, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000	11,553,300
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2030	7,840,000	9,390,909
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2031	2,855,000	3,408,156
Tampa Sports Authority, Revenue Bonds, Refunding	5.00	1/1/2024	90,000	99,634
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000	6,426,445
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2026	10,095,000	11,998,614
				124,838,243
Georgia - 1.5%
DeKalb County Water & Sewerage, Revenue Bonds, Ser. A	5.25	10/1/2036	3,500,000	3,620,890
Georgia, GO, Ser. A	5.00	8/1/2031	10,000,000	13,941,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Georgia - 1.5% (continued)
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2027	2,500,000		3,072,825
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2028	2,510,000		3,145,557
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2026	3,000,000		3,606,540
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2029	4,940,000		6,296,771
Main Street Natural Gas, Revenue Bonds, Ser. A	6.38	7/15/2038	1,335,000	[e]	13
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.35	12/11/2020	7,500,000		7,503,450
				41,187,646
Hawaii - .4%
Hawaii, GO, Ser. EO	4.00	8/1/2031	10,000,000		11,206,400
Idaho - .5%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group) Ser. D	5.00	6/1/2022	5,000,000	[b]	5,356,250
University of Idaho, Revenue Bonds, Refunding, Ser. 2011	5.25	4/1/2021	8,840,000		8,964,556
				14,320,806
Illinois - 7.3%
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2037	3,500,000		3,740,940
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000		4,021,912
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000		3,278,940
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000		8,932,160
Chicago II, GO, Ser. 2002B	5.25	1/1/2022	1,000,000		1,027,490
Chicago II, GO, Ser. A	5.00	1/1/2026	3,000,000		3,227,310
Chicago II, GO, Ser. A	5.00	1/1/2024	4,500,000		4,770,585
Chicago Il, GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000		3,995,482
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	3,000,000		3,380,190
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,110,000		2,456,568
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	4,450,000		5,267,331

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Illinois - 7.3% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	1,000,000	1,155,110
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	4,615,000	4,852,442
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	3,000,000	3,720,630
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2024	5,000,000	5,700,950
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	7,055,000	7,726,424
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	2,000,000	2,448,740
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2030	1,700,000	2,093,397
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000	1,145,528
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2028	1,550,000	1,872,648
Cook County ll, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000	7,374,768
Cook County School District No. 100, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	12/1/2024	1,720,000	1,996,232
Cook Kane Lake & McHenry Counties Community College District No. 512, GO	4.00	12/15/2031	10,000,000	12,030,500
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2035	5,205,000	6,160,430
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2033	2,000,000	2,378,300
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000	5,499,950
Illinois, GO, Refunding	5.00	2/1/2021	5,000,000	5,029,850
Illinois, GO, Refunding	5.00	8/1/2025	3,485,000	3,618,441
Illinois, GO, Refunding	5.00	8/1/2023	10,030,000	10,699,603
Illinois, GO, Refunding, Ser. A	5.00	10/1/2023	1,200,000	1,283,460
Illinois, GO, Refunding, Ser. A	5.00	10/1/2022	2,000,000	2,101,400
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000	2,162,540
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000	4,382,320
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	3,225,000	3,826,237

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Illinois - 7.3% (continued)
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000	5,208,575
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2024	5,030,000	5,774,742
Illinois Finance Authority, Revenue Bonds (Green Bond)	4.00	7/1/2038	7,500,000	9,025,875
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	3,000,000	3,649,050
Illinois Toll Highway Authority, Revenue Bonds, Refunding	5.00	1/1/2028	5,000,000	6,434,950
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding	3.00	12/15/2032	5,000,000	5,472,550
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding	5.25	1/1/2032	5,000,000	5,467,750
Kendall County Forest Preserve District, GO, Refunding (Insured; Build America Mutual)	4.00	1/1/2027	2,270,000	2,526,692
Schaumburg ll, GO, Ser. A	4.00	12/1/2028	1,220,000	1,506,322
Will Grundy Counties Community College District No. 525, GO, Refunding	3.00	1/1/2029	9,305,000	10,154,546
				198,579,860
Indiana - .8%
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000	974,896
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000	914,344
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000	2,863,782
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.13	12/1/2039	1,800,000	[d] 1,800,000
Whiting, Revenue Bonds, Refunding (BP Products North America)	5.00	6/5/2026	12,500,000	15,173,125
				21,726,147

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Iowa - .5%
Iowa Finance Authority, Revenue Bonds, Refunding (Unitypoint Health) (LOC; JP Morgan Chase Bank NA) Ser. E	0.12	2/15/2041	755,000	[d]	755,000
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	10,000,000		12,215,800
				12,970,800
Kansas - .3%
Kansas Department of Transportation, Revenue Bonds, Ser. A	5.00	9/1/2028	6,000,000		7,030,440
Kentucky - 3.2%
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2029	2,395,000		3,208,318
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2028	2,275,000		2,983,435
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000		6,230,830
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) Ser. A	5.00	2/1/2031	3,000,000		3,552,990
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	5.00	11/1/2033	1,000,000		1,252,550
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2025	7,475,000		9,037,798
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2026	5,000,000		6,192,500
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	10,000,000		11,660,300
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	8,000,000		9,115,520
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	16,500,000		18,784,755
Kentucky Turnpike Authority, Revenue Bonds (Revitalization Projects) Ser. A	5.00	7/1/2031	675,000		735,548
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000		6,069,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Kentucky - 3.2% (continued)
Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Refunding, Ser. A	4.00	5/15/2032	5,430,000		6,547,711
				85,372,205
Louisiana - .9%
Louisiana, GO, Refunding, Ser. C	5.00	8/1/2026	5,000,000		5,836,350
Louisiana, GO, Ser. B	4.00	5/1/2034	5,035,000		5,693,880
Louisiana, GO, Ser. B	4.00	5/1/2033	1,770,000		2,002,490
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A1	4.00	5/1/2033	5,000,000		5,254,700
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A1	4.00	5/1/2032	6,000,000		6,306,780
				25,094,200
Maine - .1%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2034	1,880,000		2,228,533
Maryland - 2.8%
Anne Arundel County, GO	5.00	10/1/2025	7,205,000		8,852,495
Anne Arundel County, GO, Refunding	5.00	4/1/2030	4,640,000		5,126,179
Maryland, GO	4.00	6/1/2027	18,700,000		21,110,243
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	4,755,000		5,293,694
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B	0.11	4/1/2035	1,700,000	[d]	1,700,000
Montgomery County, GO, Refunding, Ser. A	3.00	8/1/2032	7,500,000		8,861,475
Montgomery County, GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[b]	11,848,900
Montgomery County, GO, Refunding, Ser. B	4.00	12/1/2030	12,000,000		13,166,400
				75,959,386
Massachusetts - 1.3%
Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR x.67 +.55%	0.69	11/1/2025	5,000,000	[c]	4,991,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000		2,210,720
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000		5,704,300

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Massachusetts - 1.3% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	800,000		966,424
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2031	620,000		760,176
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2032	770,000		936,720
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2030	700,000		863,597
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,000,000		1,158,830
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,156,460
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	1,010,000		1,166,914
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2039	4,805,000		5,241,150
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	380,000		381,645
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2022	10,000,000	[b]	10,715,500
				36,253,436
Michigan - 1.7%
Byron Center Public Schools, GO, Refunding	5.00	5/1/2030	1,480,000		1,966,565
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000		1,130,980
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000		1,133,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Michigan - 1.7% (continued)
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000		1,535,976
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2029	10,000,000		11,252,400
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2033	5,000,000		5,614,000
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2028	2,500,000		2,881,575
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2027	3,000,000		3,461,340
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2026	1,875,000		2,165,513
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D2	5.00	7/1/2026	2,500,000		2,887,350
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group)	4.00	12/1/2035	2,500,000		2,967,925
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group)	4.00	12/1/2036	3,000,000		3,548,640
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	6/1/2022	5,000,000	[b]	5,356,250
				45,901,744
Minnesota - .0%
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	1,150,000		1,236,653
Mississippi - .2%
The University of Southern Mississippi, Revenue Bonds, Refunding (Facilities Refinancing Project)	5.00	9/1/2025	250,000		302,910

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Mississippi - .2% (continued)
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	1,650,000	1,890,009
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	1,000,000	1,149,090
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2030	1,105,000	1,276,142
				4,618,151
Missouri - 1.1%
Kansas City Industrial Development Authority, Revenue Bonds	4.00	3/1/2035	2,000,000	2,367,880
Kansas City Industrial Development Authority, Revenue Bonds	4.00	3/1/2034	3,500,000	4,152,925
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2028	6,000,000	7,722,660
Missouri Highways & Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	14,625,000	16,318,282
				30,561,747
Montana - .1%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	2,865,000	3,053,947
Nebraska - .2%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	5,000,000	5,774,000
Nevada - 2.3%
Clark County, GO, Ser. B	4.00	11/1/2033	2,750,000	3,389,402
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,145,000	1,322,212
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/15/2029	5,280,000	6,592,766
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/15/2029	1,000,000	1,311,830
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/15/2031	1,560,000	2,075,596
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2028	5,000,000	6,449,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Nevada - 2.3% (continued)
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2033	5,000,000	6,343,650
Clark County School District, GO (Insured; Build America Mutual) Ser. B	5.00	6/15/2028	10,005,000	12,904,949
Clark County School District, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	6/15/2027	5,000,000	6,022,300
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2024	5,000,000	5,755,750
Nevada, GO, Refunding, Ser. A	5.00	5/1/2031	5,200,000	7,072,884
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	2,945,000	3,281,525
				62,522,114
New Jersey - 6.7%
Bergen County, GO, Refunding	3.00	7/15/2028	3,025,000	3,470,794
Hudson County, GO, Refunding	3.00	11/15/2032	11,700,000	13,124,943
New Jersey, GO	5.00	6/1/2027	2,000,000	2,477,460
New Jersey, GO, Ser. A	5.00	6/1/2028	7,000,000	8,802,640
New Jersey, GO, Ser. A	5.00	6/1/2027	2,000,000	2,477,460
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2021	10,000,000	10,114,000
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2023	5,000,000	5,149,500
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2024	5,000,000	5,145,350
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. K	5.25	12/15/2020	5,000,000	5,008,200
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. NN	5.00	3/1/2025	13,000,000	14,145,040
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2023	10,000,000	11,239,100

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
New Jersey - 6.7% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health Obligated Group) Ser. A	5.00	7/1/2022	1,830,000	1,962,492
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health Obligated Group) Ser. A	5.00	7/1/2024	3,005,000	3,219,196
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000	1,140,790
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,211,910
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000	1,249,284
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2031	1,725,000	2,083,817
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000	5,071,926
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2028	5,000,000	6,125,050
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2027	2,250,000	2,721,577
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	12/15/2021	10,000,000	10,492,500
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	10,000,000	12,095,900
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	12/15/2021	3,000,000	3,140,010
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.50	6/15/2031	5,000,000	5,121,300
Ocean, GO, Refunding	3.00	9/15/2031	5,000,000	5,495,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
New Jersey - 6.7% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	15,104,880
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,000,000	10,030,000
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000	6,410,350
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000	7,595,520
				181,426,689
New York - 14.6%
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000	6,071,400
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	10,000,000	11,902,300
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2038	8,445,000	10,525,088
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	10,000,000	10,642,700
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2027	2,365,000	2,715,753
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	10,285,000	12,692,410
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2034	2,500,000	2,831,675
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2026	10,185,000	11,530,948
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000	8,224,952
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000	1,786,237
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000	11,169,400
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,178,950

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
New York - 14.6% (continued)
Nassau County, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	10/1/2028	10,000,000		12,749,300
New York City, GO, Refunding, Ser. A	5.00	8/1/2024	5,000,000		5,838,000
New York City, GO, Refunding, Ser. G	5.00	8/1/2023	5,000,000		5,615,000
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000		1,762,005
New York City, GO, Ser. D1	5.00	3/1/2037	1,000,000		1,281,320
New York City, GO, Ser. D1	5.00	3/1/2038	1,155,000		1,475,790
New York City Housing Development Corp., Revenue Bonds	2.15	11/1/2028	1,290,000		1,366,961
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000		3,193,440
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	10,000,000		11,124,900
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2028	1,350,000		1,719,306
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000		2,598,220
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	5,000,000		6,079,250
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,792,900
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	10,000,000		12,762,700
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2035	5,295,000		6,596,034
New York City Transitional Finance Authority, Revenue Bonds, Ser. B4	0.12	8/1/2042	200,000	[d]	200,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. E3	0.12	2/1/2045	200,000	[d]	200,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,000,000		1,135,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
New York - 14.6% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[f]	15,963,332
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[f]	3,665,305
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	5,000,000		6,192,200
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York) Ser. A	5.00	7/1/2032	10,000,000		11,813,500
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	7,500,000		9,168,750
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	7,000,000		8,582,980
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	5,165,000		5,864,186
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2029	6,225,000		7,843,438
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2034	2,500,000		2,833,200
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2033	5,685,000		6,938,372
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2033	15,000,000		17,629,500
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 189th	3.25	4/1/2025	1,000,000		1,062,720
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. K	5.00	1/1/2032	3,000,000		3,504,570
New York State Urban Development Corp., Revenue Bonds (Insured; National Public Finance Guarantee Corp.) (State of New York Personal Income Tax) Ser. A2	5.50	3/15/2024	10,000,000		11,686,100
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2037	5,500,000		6,635,420

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
New York - 14.6% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	20,000,000		21,790,600
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000		2,728,825
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000		2,188,140
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 194th	5.00	10/15/2034	10,000,000		11,840,300
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197th	5.00	11/15/2032	2,500,000		3,020,175
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207th	5.00	9/15/2024	10,000,000		11,657,200
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222th	5.00	7/15/2034	3,500,000		4,638,060
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222th	5.00	7/15/2035	1,000,000		1,318,090
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2032	4,780,000		5,510,480
Suffolk County, GO, Refunding (Insured; Build America Mutual) Ser. D	4.00	10/15/2028	4,810,000		5,718,946
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[a]	8,414,400
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000		2,065,099
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2030	1,400,000		1,791,608
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	5,000,000		5,517,300
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	12/15/2026	2,500,000		2,852,825
				394,197,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
North Carolina - 1.1%
North Carolina, Revenue Bonds, Ser. B	3.00	5/1/2033	4,250,000	4,931,530
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2031	1,255,000	1,728,185
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2030	1,175,000	1,586,250
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2033	750,000	1,017,465
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2032	1,240,000	1,694,708
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2028	1,075,000	1,392,491
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2029	1,000,000	1,323,080
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	3,780,000	4,815,720
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	3,400,000	4,306,542
Wake County, GO, Ser. B	4.00	5/1/2031	3,245,000	3,497,234
Wake County, GO, Ser. B	4.00	5/1/2030	3,000,000	3,239,640
				29,532,845
Ohio - .6%
Ohio Air Quality Development Authority, Revenue Bonds	2.60	10/1/2029	2,500,000	2,600,425
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	1,555,000	1,710,205
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	3,580,000	3,854,550
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Ser. A	5.00	6/1/2031	5,000,000	6,889,250
Warrensville Heights City School District, GO (Insured; Build America Mutual) Ser. A	5.00	12/1/2044	2,040,000	2,335,616
				17,390,046
Oklahoma - .4%
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	2,860,000	3,963,645
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	4,500,000	6,115,815
				10,079,460

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Oregon - 1.8%
Multnomah & Clackamas Counties School District No. 10, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2030	10,000,000		12,715,500
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	2,815,000		3,000,340
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000		16,060,666
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000		13,576,204
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000		2,645,985
				47,998,695
Pennsylvania - 9.1%
Chartiers Valley School District, GO (Insured; State Aid Withholding) Ser. B	5.00	10/15/2040	1,250,000		1,464,550
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000		2,415,845
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2033	3,250,000		4,080,375
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000		4,442,200
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	4,000,000		5,098,480
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	5,010,000		6,145,767
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000		1,311,549
Pennsylvania, GO	5.00	3/15/2031	5,000,000		5,897,850
Pennsylvania, GO	5.00	9/15/2029	7,000,000		8,707,790
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2023	11,520,000	[b]	12,802,176
Pennsylvania, GO, Refunding	4.00	1/1/2030	5,000,000		5,906,250
Pennsylvania Economic Development Financing Authority, Revenue Bonds (LOC; TD Bank NA)	0.11	1/15/2042	2,500,000	[d]	2,500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Pennsylvania - 9.1% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2032	3,305,000	3,759,338
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	4,287,337
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2035	6,000,000	6,888,000
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group)	4.00	8/15/2044	2,500,000	2,903,750
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2030	1,795,000	2,387,512
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. C	5.00	8/15/2024	5,000,000	5,846,800
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000	1,581,705
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000	2,939,317
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT1	5.00	6/15/2029	5,000,000	6,043,500
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122th	3.65	10/1/2032	8,710,000	9,384,154
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122th	4.00	10/1/2046	1,670,000	1,801,563
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	5,000,000	6,254,700
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2035	7,085,000	8,740,552
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B2	5.00	6/1/2033	10,000,000	12,404,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Pennsylvania - 9.1% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2038	10,000,000		12,240,300
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2029	7,925,000		9,527,514
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2021	3,740,000		3,895,322
Perkiomen Valley School District, GO (Insured; State Aid Withholding)	4.00	2/15/2031	5,000,000		5,518,750
Philadelphia, GO, Refunding, Ser. A	5.00	7/15/2038	3,600,000		4,039,344
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2026	6,030,000		7,457,241
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2026	3,400,000		4,204,746
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2025	3,455,000		4,149,040
Philadelphia, GO, Ser. B	5.00	2/1/2027	4,500,000		5,639,265
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000		1,332,540
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	8,400,000		9,653,952
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2029	1,000,000		1,288,750
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2025	850,000		1,015,427
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2028	1,000,000		1,271,590
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	10,000,000		12,420,400
State Public School Building Authority, Revenue Bonds (The Philadelphia School District Project) (Insured; State Aid Withholding)	5.00	4/1/2022	1,000,000		1,057,110
State Public School Building Authority, Revenue Bonds (The Philadelphia School District Project) (Insured; State Aid Withholding)	5.00	4/1/2022	2,750,000	[b]	2,924,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Pennsylvania - 9.1% (continued)
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000	6,078,450
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2025	5,000,000	5,913,650
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000	694,794
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000	627,870
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000	614,050
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000	597,500
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2023	5,000,000	5,594,350
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,232,630
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2027	1,140,000	1,408,117
				246,392,619
Rhode Island - .7%
Rhode Island, GO, Refunding, Ser. B	5.00	8/1/2029	5,290,000	6,753,902
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,378,008
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2040	3,175,000	3,661,950
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70th	4.00	10/1/2049	4,850,000	5,391,842
				18,185,702
South Carolina - .2%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	5,519,350

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
South Dakota - .3%
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2027	500,000		549,950
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2025	1,800,000		1,989,864
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2032	2,660,000		3,128,213
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2031	1,250,000		1,476,688
				7,144,715
Tennessee - 1.9%
Clarksville Natural Gas Acquisition Corp., Revenue Bonds	5.00	12/15/2020	1,690,000		1,692,721
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.12	11/1/2035	9,700,000	[d]	9,700,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.12	1/1/2033	1,200,000	[d]	1,200,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.12	7/1/2031	500,000	[d]	500,000
Memphis-Shelby County Industrial Development Board, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2029	5,400,000		6,643,134
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000		5,416,000
Nashville & Davidson County Metropolitan Government, GO, Refunding	5.00	1/1/2030	5,000,000		6,150,800
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	5,750,000		6,198,270
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	1,470,000		1,561,831
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	1,280,000		1,387,341
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2025	1,200,000		1,419,600
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000		2,307,227
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	1,800,000		2,229,912
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	2,870,000		3,617,147
				50,023,983

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Texas - 8.1%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000	4,856,199
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000	1,332,766
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	3,500,000	4,029,620
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2023	845,000	895,970
Culberson County-Allamoore Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2041	1,300,000	1,303,627
Dallas, GO, Refunding	5.00	2/15/2028	5,000,000	6,301,750
Dallas, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2032	8,125,000	10,083,450
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	1,040,810
El Paso Water & Sewer, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2030	1,125,000	1,527,649
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	12,500,000	13,631,250
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	4,655,000	5,804,645
Houston, GO, Refunding, Ser. A	5.00	3/1/2029	5,000,000	6,314,500
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2035	1,145,000	1,337,875
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2036	2,000,000	2,328,060
Houston Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,225,000	1,573,133
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. B	4.50	11/15/2038	16,540,000	19,541,183
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. B	5.25	11/15/2033	5,000,000	6,307,400
Houston Community College System, GO	5.00	2/15/2032	8,200,000	8,985,478
Houston Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2028	5,000,000	5,559,400
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000	2,016,560

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Texas - 8.1% (continued)
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000	1,597,820
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000	2,010,749
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,795,535
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2035	10,000,000	11,853,200
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000	3,505,890
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000	10,418,146
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	11,415,000	13,304,867
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	5,000,000	5,370,800
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000	2,095,188
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000	2,235,150
Pearland Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	5,000,000	6,135,550
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2029	5,000,000	6,093,700
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2028	4,500,000	5,514,525
Texas, GO, Refunding	5.00	10/1/2023	4,220,000	4,389,433
Texas, GO, Refunding	5.00	10/1/2024	4,000,000	4,630,280
Texas, GO, Refunding, Ser. A	5.00	10/1/2027	8,470,000	10,361,097
Texas Municipal Power Agency, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,508,825
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000	1,467,575
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000	1,563,242

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Texas - 8.1% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000	1,434,976
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2033	2,750,000	3,254,542
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000	1,763,520
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000	1,765,455
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000	6,007,800
				219,849,190
U.S. Related - .3%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	10/1/2033	1,000,000	1,095,930
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,333,560
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000	2,340,460
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2028	2,500,000	[e] 1,756,250
				7,526,200
Utah - .5%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000	2,928,528
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000	2,449,760
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000	3,076,600
Utah Associated Municipal Power Systems, Revenue Bonds, Refunding (Payson Power Project)	5.00	10/1/2021	5,675,000	[b] 5,902,397
				14,357,285
Vermont - .5%
University of Vermont & State Agricultural College, Revenue Bonds, Refunding	5.00	10/1/2040	740,000	852,117

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Vermont - .5% (continued)
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	11,787,300
				12,639,417
Virginia - .4%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	9,500,000	9,875,725
Washington - 2.9%
Energy Northwest, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	5,745,000	7,348,889
King County School District No. 411, GO, Refunding (Insured; School Board Guaranty)	4.50	12/1/2027	6,650,000	7,186,123
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2028	1,750,000	2,005,483
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2029	1,000,000	1,144,290
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2030	2,840,000	3,238,310
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2031	1,250,000	1,700,350
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2032	1,000,000	1,352,520
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2029	1,180,000	1,577,542
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2030	1,000,000	1,367,160
Washington, GO, Refunding, Ser. B	5.00	7/1/2032	5,000,000	6,051,950
Washington, GO, Refunding, Ser. R-2015C	5.00	7/1/2031	5,400,000	6,377,400
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2029	1,000,000	1,339,240
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2030	1,300,000	1,773,941
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2028	1,250,000	1,634,838
Washington, Revenue Bonds, Ser. C	5.00	9/1/2022	5,000,000	5,408,300
Washington, Revenue Bonds, Ser. C	5.00	9/1/2023	5,000,000	5,638,250
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000	3,157,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Washington - 2.9% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2021	5,550,000	5,757,181
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	3/1/2038	4,500,000	5,128,560
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000	1,915,237
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000	2,293,760
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000	2,529,416
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	625,715
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	998,268
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	628,095
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	604,810
				78,783,053
Wisconsin - 1.1%
Wisconsin, GO, Refunding, Ser. 1	5.00	5/1/2028	3,800,000	4,995,100
Wisconsin, GO, Refunding, Ser. 1	5.00	5/1/2029	3,345,000	4,505,113
Wisconsin, GO, Refunding, Ser. 1	5.00	5/1/2030	2,500,000	3,445,125
Wisconsin, GO, Refunding, Ser. 1	5.00	5/1/2031	3,000,000	4,074,840
Wisconsin, GO, Refunding, Ser. 1	5.00	5/1/2027	5,400,000	6,910,542
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	1,000,000	1,142,690
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,000,000	2,279,320
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,000,000	1,141,930
				28,494,660
Total Long-Term Municipal Investments (cost $2,587,130,404)			2,754,348,894

Short-Term Municipal Investments - .0%
New York - .0%
New York City, GO, Ser. I2	0.12	3/1/2040	225,000	[d] 225,000
New York City Water & Sewer System, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank) Ser. DD2	0.12	6/15/2043	450,000	[d] 450,000
Total Short-Term Municipal Investments (cost $675,000)			675,000
Total Investments (cost $2,587,805,404)			101.9%	2,755,023,894
Liabilities, Less Cash and Receivables			(1.9%)	(50,465,929)
Net Assets			100.0%	2,704,557,965

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Variable rate security—rate shown is the interest rate in effect at period end.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Non-income producing—security in default.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $19,628,637 or .73% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	2,755,023,894	−	2,755,023,894

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2020, accumulated net unrealized appreciation on investments was $167,218,490, consisting of $169,455,068 gross unrealized appreciation and $2,236,578 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.